SHARE-BASED COMPENSATION (Details 3) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	89,160	448,400	1,212,480
Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	1,338,882	1,122,546	0
Number of shares, Granted	89,160	448,400	1,212,480
Number of shares, Exercised	76,491	103,888	40,136
Number of shares, Forfeited	23,850	128,176	49,798
Number of shares, Outstanding	1,327,701	1,338,882	1,122,546	0
Number of shares, Vested and expected to vest	1,327,701
Number of shares, Exercisable	255,253
Weighted average exercise price, Outstanding	$ 20.12	$ 15.88	$ 0
Weighted average exercise price, Granted	59.5	29.26	15.90
Weighted average exercise price, Exercised	18.46	16.11	16.10
Weighted average exercise price, Forfeited	19.44	18.29	16.10
Weighted average exercise price, Outstanding	22.87	$ 20.12	$ 15.88	$ 0
Weighted average exercise price, Vested and expected to vest	22.87
Weighted average exercise price, Exercisable	$ 17.83
Weighted average remaining contractual life (Years), Outstanding	8 years 6 months 22 days	9 years 5 months 23 days	9 years 9 months 7 days	0 years
Weighted average remaining contractual life (Years), Vested and expected to vest	8 years 6 months 22 days
Weighted average remaining contractual life (Years), Exercisable	7 years 9 months 22 days
Aggregate intrinsic value, Outstanding	$ 120,039,969	$ 30,954,058	$ 11,216,526	$ 0
Aggregate intrinsic value, Vested and expected to vest	120,039,969
Aggregate intrinsic value, Exercisable	$ 24,363,917